Shareholder Fees - Investor P - iShares MSCI EAFE International Index Fund - Investor P Shares	Apr. 30, 2021
Shareholder Fees:
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.25%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none